Financial risk management - Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets [Abstract]
Cash and due from banks	S/ 18,765,482	S/ 11,128,875
Inter-bank funds	18,105	85,006
Investments at amortized cost	62,684,768	51,327,835
Loans and receivables	40,519,423	37,136,853
Total	1,355,029	1,051,872
Total assets	88,236,029	71,562,293
Financial Liabilities [Abstract]
Deposits and obligations	47,149,275	38,093,224
Due to banks and correspondents	9,660,877	3,979,637
Inter-bank funds	28,971	169,138
Bonds, notes and other obligations	7,778,751	6,890,290
Insurance contract liabilities	12,501,723	11,426,631
Other accounts payable, provisions and other liabilities	2,146,152	1,960,227
Total equity, net	8,953,949	8,903,448	S/ 7,088,476	S/ 5,753,007
Total liabilities and equity, net	88,236,029	71,562,293
Off- balance sheet accounts
Derivatives held as assets	161,824	12,827
Derivatives held as liabilities		14,881
Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	18,765,482	11,128,875
Inter-bank funds	18,105	85,006
Investments at fair value through other comprehensive income	19,527,040	15,314,195
Investments at amortized cost	2,707,298	2,206,986
Loans and receivables	40,519,423	37,136,853
Total	4,422,479	3,930,892
Total assets	85,959,827	69,802,807
Financial Liabilities [Abstract]
Deposits and obligations	47,149,275	38,093,224
Due to banks and correspondents	9,660,877	3,979,637
Inter-bank funds	28,971	169,138
Bonds, notes and other obligations	7,778,751	6,890,290
Insurance contract liabilities	12,501,723	11,426,631
Other accounts payable, provisions and other liabilities	1,891,157	1,892,501
Total equity, net	8,953,949	8,903,448
Total liabilities and equity, net	87,964,703	71,354,869
Off- balance sheet accounts
Derivatives held as assets	2,140,011	2,256,834
Derivatives held as liabilities	2,140,011	2,256,834
Marginal gap	(2,004,877)	(1,552,062)
Mining rights [member] | Noninterest Bearing Financial Instruments [Member]
Financial Assets [Abstract]
Cash and due from banks	3,397,663	2,704,758
Investments at fair value through other comprehensive income	1,373,548	1,125,722
Loans and receivables	1,602,308	470,508
Total	3,925,856	3,424,064
Total assets	7,094,759	6,784,036
Financial Liabilities [Abstract]
Deposits and obligations	9,354,487	5,644,238
Other accounts payable, provisions and other liabilities	1,512,647	1,393,461
Total equity, net	8,953,949	8,903,448
Total liabilities and equity, net	19,821,083	15,941,147
Off- balance sheet accounts
Derivatives held as assets	543,150	497,100
Net Derivative Financial Assets And Liabilities Held For Hedging	543,150	497,100
Marginal gap	(12,183,174)	(8,660,011)
Cumulative gap	(2,004,877)	(1,552,062)
Up to 1 month [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	14,634,893	7,078,876
Inter-bank funds	18,105	85,006
Investments at fair value through other comprehensive income	881,907	232,135
Loans and receivables	3,169,078	5,293,216
Total	81,455	71,552
Total assets	18,785,438	12,760,785
Financial Liabilities [Abstract]
Deposits and obligations	31,165,789	23,942,608
Due to banks and correspondents	313,610	328,668
Inter-bank funds	28,971	169,138
Bonds, notes and other obligations	363,432	332,180
Insurance contract liabilities	88,452	81,355
Other accounts payable, provisions and other liabilities	96,267	93,531
Total liabilities and equity, net	32,056,521	24,947,480
Off- balance sheet accounts
Marginal gap	(13,271,083)	(12,186,695)
Cumulative gap	(13,271,083)	(12,186,695)
From 1 to 3 months [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	194,871	428,176
Investments at fair value through other comprehensive income	228,550	528,116
Investments at amortized cost	56,368	46,211
Loans and receivables	4,399,328	4,562,929
Total	129,760	256,718
Total assets	5,008,877	5,822,150
Financial Liabilities [Abstract]
Deposits and obligations	2,208,550	2,127,669
Due to banks and correspondents	651,621	593,866
Bonds, notes and other obligations	23,403	171,939
Insurance contract liabilities	173,892	159,978
Other accounts payable, provisions and other liabilities	68,062	161,265
Total liabilities and equity, net	3,125,528	3,214,717
Off- balance sheet accounts
Derivatives held as assets		165,700
Net Derivative Financial Assets And Liabilities Held For Hedging		165,700
Marginal gap	1,883,349	2,773,133
Cumulative gap	(11,387,734)	(9,413,562)
From 3 months to 1 year [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	131,924	905,866
Investments at fair value through other comprehensive income	310,640	1,141,759
Loans and receivables	9,685,594	8,171,518
Total	23,453	40,269
Total assets	10,151,611	10,259,412
Financial Liabilities [Abstract]
Deposits and obligations	3,604,421	5,244,345
Due to banks and correspondents	932,139	1,746,238
Bonds, notes and other obligations	25,122	686,713
Insurance contract liabilities	773,570	715,102
Other accounts payable, provisions and other liabilities	60,017	82,504
Total liabilities and equity, net	5,395,269	8,474,902
Off- balance sheet accounts
Derivatives held as assets		132,560
Derivatives held as liabilities		298,260
Net Derivative Financial Assets And Liabilities Held For Hedging		(165,700)
Marginal gap	4,756,341	1,618,810
Cumulative gap	(6,631,393)	(7,794,752)
From 1 to 5 years [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	406,131	11,199
Investments at fair value through other comprehensive income	2,751,911	2,010,649
Investments at amortized cost	1,151,355	1,158,805
Loans and receivables	19,731,211	14,764,175
Total	261,618	137,957
Total assets	24,302,226	18,082,785
Financial Liabilities [Abstract]
Deposits and obligations	543,414	999,768
Due to banks and correspondents	6,886,860	437,037
Bonds, notes and other obligations	4,325,714	2,955,175
Insurance contract liabilities	3,485,680	3,264,690
Other accounts payable, provisions and other liabilities	124,526	165,252
Total liabilities and equity, net	15,366,194	7,821,922
Off- balance sheet accounts
Derivatives held as assets	1,596,861	1,461,474
Derivatives held as liabilities	1,596,861	1,461,474
Marginal gap	8,936,032	10,260,863
Cumulative gap	2,304,639	2,466,111
From 5 years onwards [member] | Mining rights [member]
Financial Assets [Abstract]
Investments at fair value through other comprehensive income	13,980,484	10,275,814
Investments at amortized cost	1,499,575	1,001,970
Loans and receivables	5,136,520	4,815,523
Total	337	332
Total assets	20,616,916	16,093,639
Financial Liabilities [Abstract]
Deposits and obligations	272,614	134,596
Due to banks and correspondents	876,647	873,828
Bonds, notes and other obligations	3,041,080	2,744,283
Insurance contract liabilities	7,980,129	7,205,506
Other accounts payable, provisions and other liabilities	29,638	3,512
Total liabilities and equity, net	12,200,108	10,954,701
Off- balance sheet accounts
Derivatives held as liabilities	543,150	497,100
Net Derivative Financial Assets And Liabilities Held For Hedging	(543,150)	(497,100)
Marginal gap	7,873,658	4,641,838
Cumulative gap	S/ 10,178,297	S/ 7,107,949